FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Movement of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets
Assets at beginning of period	$ 11,012
Transfers	0	$ 0
Assets at end of period	10,920	11,012
Fair value of liabilities
Liabilities at beginning of period	(5,733)
Transfers	0	0
Liabilities at end of period	(5,352)	(5,733)
Level 3 | Acquisition consideration liability
Fair value of liabilities
Liabilities at beginning of period	(128)	(141)
Arising on acquisitions		(49)
Payments	23	51
Remeasurement	21	12
Discount unwind		(1)
Liabilities at end of period	(84)	(128)
Level 3 | Investments
Fair value of assets
Assets at beginning of period	9	7
Additions	2	2
Fair value remeasurement	(1)
Assets at end of period	10	9
Level 3 | Contingent consideration receivable
Fair value of assets
Assets at beginning of period	37	39
Fair value remeasurement	1
Receipts	(18)	(2)
Assets at end of period	$ 20	$ 37